Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 17,550	$ 13,391
Receivables	14	35
Prepaid expenses	216	275
Total current assets	17,780	13,701
Equipment	64	68
Mineral property interests	39,179	38,875
Long-term investment	103	146
Reclamation deposits and other	530	490
Total assets	57,656	53,280
Liabilities
Accounts payable and accrued liabilities	517	455
Total current liabilities	517	455
Loan payable to Oyu Tolgoi LLC	7,408	7,334
Deferred revenue	23,167	22,987
Deferred income taxes	3,015	3,015
Total liabilities	34,107	33,791
Shareholders’ equity
Common stock, no par value, unlimited number authorized, 172,802,967 (December 31, 2016 – 153,045,408) issued and outstanding	184,861	178,740
Additional paid-in capital	20,520	20,863
Accumulated other comprehensive loss	(6,965)	(7,061)
Subscriptions received in advance		559
Accumulated deficit	(174,867)	(173,612)
Total stockholders’ equity	23,549	19,489
Total liabilities and stockholders’ equity	$ 57,656	$ 53,280